UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Investment Portfolio

September 30, 2006

1.837325.100

VIGC-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.3%
Ford Motor Co.:
6.625% 10/1/28	$ 7,200,000	$ 5,373,000
7.45% 7/16/31	2,220,000	1,714,950
		7,087,950
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	4,010,000	3,938,037
Media - 1.6%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	104,588
6.875% 5/1/12	290,000	306,643
7.625% 4/15/31	1,625,000	1,795,089
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,773,914
5.5% 3/15/11	2,675,000	2,688,610
6.45% 3/15/37	3,775,000	3,776,823
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,258,572
4.625% 6/1/13	3,475,000	3,230,026
Liberty Media Corp.:
5.7% 5/15/13	1,845,000	1,736,606
8.25% 2/1/30	4,050,000	4,042,576
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,124,174
News America, Inc. 6.2% 12/15/34	3,695,000	3,529,194
Time Warner Entertainment Co. LP 8.375% 7/15/33	6,300,000	7,430,195
Time Warner, Inc.:
6.625% 5/15/29	3,350,000	3,349,290
9.125% 1/15/13	402,000	468,404
Viacom, Inc. 5.75% 4/30/11 (b)	3,550,000	3,542,921
		44,157,625
TOTAL CONSUMER DISCRETIONARY		55,183,612
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,805,000	2,657,954
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (b)(f)	2,935,000	2,995,578
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	740,000	733,922

	Principal Amount	Value
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	$ 505,000	$ 550,614
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,594,545
		3,145,159
TOTAL CONSUMER STAPLES		9,532,613
ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Petronas Capital Ltd. 7% 5/22/12 (b)	6,135,000	6,603,027
Oil, Gas & Consumable Fuels - 2.1%
Amerada Hess Corp. 6.65% 8/15/11	1,045,000	1,096,496
Anadarko Finance Co. 7.5% 5/1/31	2,045,000	2,338,304
Anadarko Petroleum Corp. 6.45% 9/15/36	3,555,000	3,631,180
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,498,985
6.25% 2/15/13	855,000	878,548
6.75% 2/15/32	4,255,000	4,510,126
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	6,135,000	6,476,394
EnCana Holdings Finance Corp. 5.8% 5/1/14	640,000	644,916
Kerr-McGee Corp. 6.95% 7/1/24	1,000,000	1,068,750
Kinder Morgan Energy Partners LP 5.125% 11/15/14	1,045,000	993,303
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	925,000	886,305
Nexen, Inc. 5.875% 3/10/35	4,105,000	3,913,851
Pemex Project Funding Master Trust:
5.75% 12/15/15 (b)	650,000	635,050
5.75% 12/15/15	2,385,000	2,330,145
6.125% 8/15/08	6,850,000	6,891,100
6.625% 6/15/35 (b)	5,950,000	5,845,875
7.375% 12/15/14	1,350,000	1,459,350
7.875% 2/1/09 (f)	4,480,000	4,690,560
Ras Laffan LNG III:
5.832% 9/30/16 (b)	2,375,000	2,393,786
6.332% 9/30/27 (b)	2,415,000	2,428,403
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (b)	1,380,000	1,355,850
		57,967,277
TOTAL ENERGY		64,570,304
FINANCIALS - 8.1%
Capital Markets - 1.7%
Ameriprise Financial, Inc. 7.518% 6/1/66 (a)	1,990,000	2,134,412
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,720,372
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.7% 9/1/12	$ 2,935,000	$ 2,984,916
6.45% 5/1/36	3,000,000	3,061,473
6.6% 1/15/12	4,610,000	4,864,431
Janus Capital Group, Inc. 5.875% 9/15/11	1,120,000	1,126,899
JPMorgan Chase Capital XX 6.55% 9/29/36	7,940,000	8,007,800
Lazard Group LLC 7.125% 5/15/15	4,210,000	4,386,694
Merrill Lynch & Co., Inc. 4.25% 2/8/10	7,275,000	7,066,469
Morgan Stanley 6.6% 4/1/12	7,695,000	8,170,613
		45,524,079
Commercial Banks - 0.8%
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,528,001
HSBC Holdings PLC 6.5% 5/2/36	5,000,000	5,307,790
Korea Development Bank 3.875% 3/2/09	5,775,000	5,589,657
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,465,978
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,242,667
Wachovia Corp. 4.875% 2/15/14	785,000	759,474
Woori Bank 6.125% 5/3/16 (b)(f)	2,335,000	2,381,621
		21,275,188
Consumer Finance - 0.6%
American Express Co. 6.8% 9/1/66 (f)	1,625,000	1,715,587
Capital One Financial Corp. 5.7% 9/15/11	1,375,000	1,384,687
Ford Motor Credit Co. 7.875% 6/15/10	200,000	194,776
Household Finance Corp. 4.125% 11/16/09	2,880,000	2,792,987
Household International, Inc. 5.836% 2/15/08	5,225,000	5,263,414
HSBC Finance Corp. 5% 6/30/15	3,525,000	3,407,254
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,175,418
MBNA Corp. 7.5% 3/15/12	1,860,000	2,055,324
		17,989,447
Diversified Financial Services - 1.0%
Bank of America Corp. 7.4% 1/15/11	8,125,000	8,793,493
Citigroup, Inc. 5% 9/15/14	2,325,000	2,265,192
JPMorgan Chase & Co.:
4.891% 9/1/15 (f)	20,000	19,645
5.6% 6/1/11	127,000	129,135
5.75% 1/2/13	3,500,000	3,579,153

	Principal Amount	Value
JPMorgan Chase Capital XVII 5.85% 8/1/35	$ 6,975,000	$ 6,642,899
Prime Property Funding, Inc. 5.125% 6/1/15 (b)	3,375,000	3,210,344
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(f)	3,400,000	3,362,753
		28,002,614
Insurance - 1.1%
Axis Capital Holdings Ltd. 5.75% 12/1/14	2,670,000	2,630,054
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	1,950,000	2,028,254
7.5% 8/15/36 (b)	1,065,000	1,121,777
Lincoln National Corp. 7% 5/17/66 (f)	5,510,000	5,771,207
Marsh & McLennan Companies, Inc.:
5.75% 9/15/15	790,000	774,844
7.125% 6/15/09	4,259,000	4,422,997
Platinum Underwriters Finance, Inc. 7.5% 6/1/17	3,000,000	3,031,770
Principal Life Global Funding I 6.25% 2/15/12 (b)	2,310,000	2,415,914
Symetra Financial Corp. 6.125% 4/1/16 (b)	2,320,000	2,335,737
The St. Paul Travelers Companies, Inc. 5.5% 12/1/15	4,060,000	4,007,455
Travelers Property Casualty Corp. 5% 3/15/13	3,000,000	2,930,043
		31,470,052
Real Estate Investment Trusts - 1.6%
AMB Property LP 5.9% 8/15/13	2,575,000	2,615,301
Archstone-Smith Operating Trust 5.25% 5/1/15	4,875,000	4,772,376
Arden Realty LP:
5.25% 3/1/15	625,000	623,249
7% 11/15/07	5,000,000	5,086,990
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,300,823
Brandywine Operating Partnership LP 5.75% 4/1/12	1,770,000	1,780,742
Colonial Properties Trust:
4.75% 2/1/10	615,000	599,123
5.5% 10/1/15	6,290,000	6,128,919
Developers Diversified Realty Corp.:
4.625% 8/1/10	225,000	218,081
5% 5/3/10	2,435,000	2,403,153
5.25% 4/15/11	1,395,000	1,383,028
5.375% 10/15/12	1,240,000	1,227,309
Duke Realty LP:
5.625% 8/15/11	810,000	815,382
5.95% 2/15/17	1,090,000	1,104,174
HRPT Properties Trust 5.75% 11/1/15	670,000	665,388
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP:
5.05% 4/15/10	$ 305,000	$ 299,886
7.25% 3/15/09	740,000	767,902
Simon Property Group LP:
5.1% 6/15/15	3,210,000	3,091,933
5.625% 8/15/14	4,550,000	4,568,327
7.75% 1/20/11	595,000	647,289
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	859,118
Washington (REIT) 5.95% 6/15/11	3,015,000	3,070,521
		45,029,014
Real Estate Management & Development - 0.8%
EOP Operating LP:
4.65% 10/1/10	11,270,000	10,934,334
6.8% 1/15/09	150,000	154,502
7% 7/15/11	1,925,000	2,037,724
7.5% 4/19/29	2,560,000	2,867,136
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,728,480
Regency Centers LP 6.75% 1/15/12	2,035,000	2,157,051
		20,879,227
Thrifts & Mortgage Finance - 0.5%
Independence Community Bank Corp. 3.75% 4/1/14 (f)	3,820,000	3,673,232
Residential Capital Corp. 6.875% 6/30/15	3,875,000	4,025,114
Washington Mutual, Inc. 4.625% 4/1/14	5,300,000	4,947,248
		12,645,594
TOTAL FINANCIALS		222,815,215
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6.4% 6/15/16	2,975,000	3,000,246
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,886,745
TOTAL HEALTH CARE		5,886,991
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	3,465,000	3,375,128

	Principal Amount	Value
Bombardier, Inc.:
6.3% 5/1/14 (b)	$ 4,515,000	$ 4,052,213
7.45% 5/1/34 (b)	420,000	361,725
		7,789,066
Airlines - 1.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	313,445	317,695
6.978% 10/1/12	839,816	863,006
7.024% 4/15/11	2,180,000	2,237,225
7.858% 4/1/13	3,480,000	3,741,000
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,305,592	2,345,940
6.795% 2/2/20	4,077,147	3,944,640
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	1,290,000	1,290,000
7.57% 11/18/10	2,285,000	2,287,856
U.S. Airways pass thru trust certificates 6.85% 7/30/19	1,639,785	1,660,282
United Airlines pass thru trust certificates:
6.071% 9/1/14	1,017,606	1,016,385
6.201% 3/1/10	431,773	431,773
6.602% 9/1/13	1,298,000	1,301,245
7.032% 4/1/12	2,265,631	2,290,780
7.186% 10/1/12	5,606,295	5,676,373
		29,404,200
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	3,395,000	3,125,081
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	3,860,000	4,034,345
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (b)	4,045,000	4,147,460
		8,181,805
TOTAL INDUSTRIALS		48,500,152
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	194,394
MATERIALS - 0.2%
Metals & Mining - 0.1%
Newmont Mining Corp. 5.875% 4/1/35	2,985,000	2,801,124
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 1,900,000	$ 1,856,572
TOTAL MATERIALS		4,657,696
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.7%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,452,475
AT&T, Inc. 6.8% 5/15/36	11,550,000	12,133,656
British Telecommunications PLC 8.875% 12/15/30	4,750,000	6,336,842
Deutsche Telekom International Finance BV 5.25% 7/22/13	2,500,000	2,428,460
Embarq Corp.:
7.082% 6/1/16	2,610,000	2,662,458
7.995% 6/1/36	757,000	801,590
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,142,373
6.45% 6/15/34	3,620,000	3,635,407
Sprint Capital Corp.:
6.875% 11/15/28	4,455,000	4,514,969
8.375% 3/15/12	2,635,000	2,953,263
8.75% 3/15/32	3,365,000	4,103,614
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,836,878
6.375% 11/15/33	6,500,000	6,078,904
7.2% 7/18/36	5,115,000	5,257,171
Telefonica Emisiones SAU 7.045% 6/20/36	9,110,000	9,614,029
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,780,937
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,141,907
		72,874,933
Wireless Telecommunication Services - 0.4%
America Movil SA de CV:
4.125% 3/1/09	1,755,000	1,702,373
6.375% 3/1/35	5,155,000	4,926,654
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	810,369
8.125% 5/1/12	1,130,000	1,271,904
Nextel Communications, Inc. 5.95% 3/15/14	1,555,000	1,516,125
Vodafone Group PLC 5% 12/16/13	1,890,000	1,813,351
		12,040,776
TOTAL TELECOMMUNICATION SERVICES		84,915,709

	Principal Amount	Value
UTILITIES - 3.0%
Electric Utilities - 1.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 4,640,000	$ 4,638,747
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,788,212
6.75% 5/1/11	2,230,000	2,343,206
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,108,664
Monongahela Power Co. 5% 10/1/06	2,260,000	2,260,000
Nevada Power Co. 6.5% 5/15/18 (b)	3,165,000	3,300,779
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	76,532
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,998,664
7.1% 3/1/11	6,980,000	7,482,148
TXU Energy Co. LLC 7% 3/15/13	7,275,000	7,637,935
		37,634,887
Gas Utilities - 0.1%
NiSource Finance Corp.:
5.25% 9/15/17	380,000	354,561
5.4% 7/15/14	785,000	759,685
5.45% 9/15/20	1,525,000	1,419,186
7.875% 11/15/10	925,000	997,816
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	197,563
		3,728,811
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 7% 4/1/12	5,525,000	5,913,490
PPL Energy Supply LLC:
5.7% 10/15/35	3,030,000	2,985,268
6.2% 5/15/16	2,715,000	2,805,483
TXU Corp. 5.55% 11/15/14	980,000	926,590
		12,630,831
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,451,879
5.95% 6/15/35	5,065,000	4,918,080
6.25% 6/30/12	3,230,000	3,334,849
6.3% 9/30/66 (f)	1,855,000	1,852,941
MidAmerican Energy Holdings, Inc.:
5.875% 10/1/12	2,880,000	2,932,569
6.125% 4/1/36 (b)	3,860,000	3,901,700
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 7,060,000	$ 7,324,602
TECO Energy, Inc. 7% 5/1/12	1,740,000	1,800,900
		29,517,520
TOTAL UTILITIES		83,512,049
TOTAL NONCONVERTIBLE BONDS (Cost $577,328,246)		579,768,735
U.S. Government and Government Agency Obligations - 17.5%

U.S. Government Agency Obligations - 4.4%
Fannie Mae:
3.25% 1/15/08	11,565,000	11,308,685
3.25% 8/15/08	1,090,000	1,056,599
3.25% 2/15/09	3,286,000	3,162,995
3.375% 12/15/08	374,000	361,764
4.625% 5/1/13	20,450,000	19,827,645
4.75% 12/15/10	9,565,000	9,509,676
5.25% 8/1/12	10,000,000	10,052,270
6.25% 2/1/11	3,890,000	4,067,151
Federal Home Loan Bank:
5% 9/18/09	3,075,000	3,083,216
5.375% 8/19/11	8,940,000	9,116,386
Freddie Mac:
4% 6/12/13	17,620,000	16,594,305
4.25% 7/15/09	4,615,000	4,531,588
5.75% 1/15/12	6,410,000	6,652,683
5.875% 3/21/11	13,965,000	14,398,334
6.625% 9/15/09	3,475,000	3,632,970
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,437,432
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,330,000	2,331,060
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		122,124,759
U.S. Treasury Inflation Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	23,844,576	22,598,046
2% 1/15/14 (d)	110,231,922	108,102,377
2.375% 4/15/11	13,845,811	13,859,552
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		144,559,975

	Principal Amount	Value
U.S. Treasury Obligations - 7.8%
U.S. Treasury Notes:
4.25% 8/15/13	$ 99,342,000	$ 97,246,480
4.375% 12/15/10	59,935,000	59,438,678
4.75% 5/15/14	46,660,000	47,055,537
6.5% 2/15/10	9,820,000	10,389,639
TOTAL U.S. TREASURY OBLIGATIONS		214,130,334
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $484,022,380)		480,815,068
U.S. Government Agency - Mortgage Securities - 32.6%

Fannie Mae - 27.7%
3.742% 1/1/35 (f)	478,381	470,919
3.762% 10/1/33 (f)	315,639	309,426
3.764% 12/1/34 (f)	330,058	325,284
3.786% 6/1/34 (f)	1,457,275	1,420,578
3.798% 12/1/34 (f)	63,990	63,096
3.81% 6/1/33 (f)	257,510	253,556
3.833% 1/1/35 (f)	863,205	850,840
3.848% 1/1/35 (f)	305,851	301,563
3.851% 10/1/33 (f)	7,832,285	7,699,986
3.865% 1/1/35 (f)	515,473	509,471
3.89% 10/1/34 (f)	335,663	333,147
3.906% 12/1/34 (f)	301,119	298,289
3.941% 5/1/34 (f)	105,318	107,162
3.949% 1/1/35 (f)	395,717	394,692
3.954% 12/1/34 (f)	1,943,390	1,930,103
3.957% 5/1/33 (f)	98,268	96,887
3.969% 12/1/34 (f)	285,001	282,780
3.993% 12/1/34 (f)	192,449	191,145
3.996% 12/1/34 (f)	347,817	346,512
4% 8/1/18 to 6/1/19	3,994,767	3,778,810
4.003% 2/1/35 (f)	277,829	276,207
4.01% 1/1/35 (f)	251,335	250,643
4.029% 1/1/35 (f)	157,451	157,027
4.031% 12/1/34 (f)	516,250	516,169
4.036% 1/1/35 (f)	223,435	221,180
4.04% 10/1/18 (f)	272,878	268,687
4.043% 2/1/35 (f)	274,338	274,137
4.057% 1/1/35 (f)	521,620	517,448
4.077% 2/1/35 (f)	192,617	190,476
4.078% 2/1/35 (f)	482,873	480,871
4.081% 4/1/33 (f)	107,719	107,441
4.088% 2/1/35 (f)	213,519	214,344
4.092% 11/1/34 (f)	388,789	385,733
4.104% 2/1/35 (f)	912,666	908,283
4.11% 1/1/35 (f)	547,320	544,377
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.113% 1/1/35 (f)	$ 557,214	$ 553,171
4.114% 2/1/35 (f)	648,147	642,244
4.128% 1/1/35 (f)	892,408	882,902
4.142% 2/1/35 (f)	455,177	455,250
4.144% 1/1/35 (f)	814,175	810,160
4.149% 1/1/35 (f)	958,298	956,812
4.169% 1/1/35 (f)	674,082	659,855
4.173% 1/1/35 (f)	458,267	455,073
4.176% 11/1/34 (f)	126,036	125,577
4.18% 10/1/34 (f)	770,237	769,719
4.2% 1/1/35 (f)	300,026	297,577
4.21% 10/1/34 (f)	56,136	55,781
4.231% 11/1/34 (f)	28,092	27,986
4.25% 2/1/35 (f)	322,513	316,407
4.261% 2/1/35 (f)	169,570	168,606
4.274% 8/1/33 (f)	604,543	598,638
4.278% 3/1/35 (f)	314,628	311,482
4.279% 12/1/34 (f)	189,088	187,469
4.282% 7/1/34 (f)	223,024	223,867
4.292% 10/1/33 (f)	132,444	130,828
4.3% 10/1/34 (f)	51,726	51,634
4.307% 5/1/35 (f)	403,002	399,405
4.31% 3/1/33 (f)	368,253	364,972
4.313% 3/1/33 (f)	183,340	179,746
4.318% 6/1/33 (f)	165,124	163,591
4.324% 4/1/35 (f)	180,523	178,811
4.35% 1/1/35 (f)	341,128	335,151
4.362% 2/1/34 (f)	695,015	686,563
4.39% 5/1/35 (f)	913,161	907,046
4.396% 2/1/35 (f)	477,130	468,959
4.41% 10/1/34 (f)	1,443,500	1,451,115
4.438% 3/1/35 (f)	429,191	422,015
4.453% 8/1/34 (f)	954,068	943,471
4.476% 5/1/35 (f)	279,905	277,496
4.486% 3/1/35 (f)	1,053,062	1,036,857
4.492% 8/1/34 (f)	1,855,754	1,871,372
4.499% 1/1/35 (f)	417,587	416,016
4.5% 4/1/18 to 10/1/35	91,843,075	87,293,746
4.5% 10/1/21 (c)	4,180,475	4,032,199
4.5% 10/1/21 (c)	26,974,132	26,017,392
4.505% 1/1/35 (f)	404,969	402,007
4.513% 3/1/35 (f)	1,003,569	988,714
4.514% 10/1/35 (f)	89,177	88,353
4.52% 2/1/35 (f)	4,930,534	4,883,243
4.532% 2/1/35 (f)	1,958,692	1,950,561
4.535% 2/1/35 (f)	289,598	287,495
4.536% 7/1/35 (f)	1,143,941	1,134,588
4.541% 2/1/35 (f)	188,085	186,630
4.555% 1/1/35 (f)	624,344	622,389

	Principal Amount	Value
4.559% 9/1/34 (f)	$ 1,101,648	$ 1,108,006
4.576% 7/1/35 (f)	1,197,523	1,188,205
4.578% 2/1/35 (f)	921,955	909,704
4.581% 2/1/35 (f)	3,166,878	3,124,266
4.595% 8/1/34 (f)	365,500	364,956
4.602% 11/1/34 (f)	966,259	955,285
4.639% 1/1/33 (f)	197,322	197,194
4.645% 3/1/35 (f)	138,501	137,688
4.659% 3/1/35 (f)	2,375,394	2,362,290
4.671% 11/1/34 (f)	1,140,052	1,129,072
4.695% 10/1/32 (f)	54,998	54,967
4.704% 9/1/34 (f)	100,405	100,734
4.713% 2/1/33 (f)	58,340	58,641
4.725% 7/1/34 (f)	925,838	918,796
4.731% 10/1/34 (f)	1,171,111	1,161,373
4.732% 10/1/32 (f)	82,117	82,104
4.736% 1/1/35 (f)	48,746	49,167
4.772% 12/1/34 (f)	320,241	317,517
4.781% 12/1/34 (f)	799,831	793,196
4.805% 8/1/34 (f)	301,839	301,622
4.806% 12/1/32 (f)	412,540	412,604
4.809% 6/1/35 (f)	1,438,951	1,432,062
4.815% 5/1/33 (f)	27,186	27,488
4.819% 11/1/34 (f)	908,441	901,918
4.873% 10/1/34 (f)	3,590,860	3,570,573
4.987% 11/1/32 (f)	224,446	225,337
4.989% 12/1/32 (f)	33,529	33,683
5% 10/1/17 to 8/1/35	74,611,498	72,861,259
5% 10/1/21 (c)	33,799,239	33,215,675
5% 10/1/36 (c)	40,442,571	38,857,748
5% 10/1/36 (c)	25,000,000	24,020,325
5% 10/1/36 (c)	50,331,085	48,358,761
5.002% 2/1/35 (f)	112,594	112,109
5.007% 7/1/34 (f)	156,999	156,659
5.037% 11/1/34 (f)	72,110	72,095
5.079% 9/1/34 (f)	2,784,099	2,779,067
5.085% 5/1/35 (f)	1,978,148	1,975,825
5.172% 5/1/35 (f)	3,095,738	3,091,836
5.173% 5/1/35 (f)	1,178,799	1,177,598
5.19% 8/1/33 (f)	437,511	438,143
5.195% 6/1/35 (f)	1,385,281	1,385,847
5.208% 5/1/35 (f)	3,331,818	3,330,800
5.285% 7/1/35 (f)	170,276	170,482
5.499% 2/1/36 (f)	5,845,475	5,877,967
5.5% 6/1/09 to 2/1/36	154,102,328	152,560,011
5.5% 10/1/36 (c)	45,318,449	44,642,212
5.623% 1/1/36 (f)	1,645,004	1,656,379
5.91% 1/1/36 (f)	1,155,472	1,165,987
6% 6/1/14 to 6/1/36	35,307,520	35,693,209
6% 10/1/21 (c)	1,620,128	1,644,430
6% 10/1/21 (c)	2,191,579	2,224,453
6% 10/1/36 (c)	25,000,000	25,109,375
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.5% 6/1/11 to 7/1/34	$ 52,788,304	$ 54,015,434
7% 3/1/15 to 8/1/32	4,500,510	4,646,307
7.5% 8/1/08 to 11/1/31	3,506,003	3,642,494
8% 1/1/30 to 6/1/30	94,422	100,073
8.5% 3/1/25 to 6/1/25	1,422	1,534
TOTAL FANNIE MAE		758,850,752
Freddie Mac - 2.4%
4% 2/1/20	4,109,488	3,875,716
4.041% 12/1/34 (f)	324,295	320,337
4.097% 12/1/34 (f)	488,178	482,559
4.116% 1/1/35 (f)	1,369,131	1,348,554
4.261% 3/1/35 (f)	385,625	380,791
4.299% 5/1/35 (f)	733,677	725,420
4.3% 12/1/34 (f)	486,920	476,694
4.328% 2/1/35 (f)	873,342	863,001
4.351% 3/1/35 (f)	746,240	730,686
4.381% 2/1/35 (f)	916,349	897,736
4.437% 2/1/34 (f)	422,643	416,848
4.442% 3/1/35 (f)	490,406	480,785
4.447% 6/1/35 (f)	573,855	567,080
4.457% 3/1/35 (f)	501,406	491,946
4.5% 5/1/19	45,322	43,761
4.546% 2/1/35 (f)	762,348	749,093
4.742% 3/1/33 (f)	155,776	154,761
4.784% 10/1/32 (f)	54,982	55,172
4.998% 4/1/35 (f)	2,239,788	2,230,017
5.126% 4/1/35 (f)	1,993,784	1,983,976
5.304% 6/1/35 (f)	1,395,059	1,393,237
5.567% 1/1/36 (f)	2,847,872	2,855,207
5.595% 8/1/33 (f)	204,207	205,753
5.652% 4/1/32 (f)	73,425	74,629
6% 5/1/33	4,168,802	4,210,653
6% 10/1/36 (c)	40,000,000	40,206,248
7.5% 5/1/17 to 11/1/31	420,188	437,599
8% 7/1/17 to 5/1/27	49,913	53,019
8.5% 3/1/20 to 1/1/28	287,380	310,213
TOTAL FREDDIE MAC		67,021,491
Government National Mortgage Association - 2.5%
4.25% 7/20/34 (f)	660,928	653,360
6% 8/15/08 to 8/15/29	3,322,593	3,380,489
6.5% 6/15/08 to 7/15/36	35,894,655	36,911,990
6.5% 10/1/36 (c)	9,384,991	9,626,214
6.5% 10/1/36 (c)	7,380,904	7,570,616
7% 1/15/28 to 11/15/32	8,047,497	8,337,785
7.5% 4/15/22 to 10/15/28	1,724,418	1,810,928

	Principal Amount	Value
8% 2/15/17 to 1/15/31	$ 243,908	$ 258,839
8.5% 12/15/16 to 3/15/30	70,925	76,317
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		68,626,538
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $900,877,009)		894,498,781
Asset-Backed Securities - 3.5%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.83% 2/25/34 (f)	950,000	954,241
Class M2, 6.43% 2/25/34 (f)	1,075,000	1,084,602
Series 2005-SD1 Class A1, 5.73% 11/25/50 (f)	497,244	497,990
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (b)	1,200,000	1,177,722
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.08% 9/9/30 (b)(f)	445,941	453,745
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.8% 1/6/10 (f)	836,379	837,293
Series 2006-1:
Class A3, 5.11% 10/6/10	97,000	96,848
Class B1, 5.2% 3/6/11	305,000	304,864
Class C1, 5.28% 11/6/11	1,850,000	1,851,212
Class E1, 6.62% 5/6/13 (b)	1,540,000	1,536,258
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.76% 4/25/34 (f)	535,000	535,000
Class M2, 5.81% 4/25/34 (f)	425,000	425,000
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.43% 1/25/32 (f)	223,880	224,667
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	1,300,000	1,278,357
Argent Securities, Inc.:
Series 2004-W5 Class M1, 5.93% 4/25/34 (f)	1,730,000	1,732,394
Series 2006-W1 Class M10, 7.83% 3/25/36 (f)	1,860,000	1,719,991
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 5.88% 4/25/34 (f)	1,660,000	1,673,448
Series 2004-HE3:
Class M1, 5.87% 6/25/34 (f)	175,000	176,324
Class M2, 6.45% 6/25/34 (f)	400,000	404,010
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	$ 995,000	$ 992,637
Class B, 5.26% 10/15/10	945,000	944,020
Class C, 5.55% 1/18/11	5,965,000	5,970,502
Class D, 7.16% 1/15/13 (b)	645,000	645,731
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (b)	445,000	446,843
Class C, 5.77% 5/20/10 (b)	430,000	431,881
Class D, 6.15% 4/20/11 (b)	725,000	728,115
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,348,905
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.37% 8/25/36 (b)(f)	255,000	229,341
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (b)	1,173,956	1,158,393
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	3,380,000	3,379,731
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,044,222
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,268,747
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	2,415,000	2,419,593
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.83% 5/25/34 (f)	3,145,000	3,156,633
Series 2004-3 Class M1, 5.83% 6/25/34 (f)	625,000	627,782
Series 2004-4:
Class A, 5.7% 8/25/34 (f)	102,624	102,739
Class M1, 5.81% 7/25/34 (f)	550,000	553,168
Class M2, 5.86% 6/25/34 (f)	620,000	623,022
Series 2005-1:
Class MV1, 5.73% 7/25/35 (f)	1,275,000	1,279,069
Class MV2, 5.77% 7/25/35 (f)	1,520,000	1,526,038
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,052,000	2,012,809
Class C, 5.074% 6/15/35 (b)	1,862,000	1,832,595
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	840,000	858,388
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.88% 3/25/34 (f)	175,000	175,358
Class M4, 6.23% 3/25/34 (f)	125,000	125,575

	Principal Amount	Value
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	$ 2,335,000	$ 2,330,518
Series 2006-B Class D, 7.26% 2/15/13 (b)	1,025,000	1,031,027
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.88% 1/25/34 (f)	2,000,000	2,005,850
Series 2005-A:
Class M1, 5.76% 1/25/35 (f)	250,000	251,671
Class M2, 5.79% 1/25/35 (f)	350,000	351,731
Class M3, 5.82% 1/25/35 (f)	200,000	201,330
Class M4, 6.01% 1/25/35 (f)	150,000	151,445
GSAMP Trust Series 2004-FM2:
Class M1, 5.83% 1/25/34 (f)	1,498,100	1,498,102
Class M2, 6.43% 1/25/34 (f)	574,486	574,487
Class M3, 6.63% 1/25/34 (f)	172,570	172,570
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.79% 1/20/35 (f)	683,544	685,068
Class M2, 5.82% 1/20/35 (f)	514,047	515,861
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	2,017,543
Series 2006-1:
Class A3, 5.13% 6/15/10	745,000	744,766
Class B, 5.29% 11/15/12	315,000	315,619
Class C, 5.34% 11/15/12	405,000	405,883
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (b)(f)	1,686,831	1,691,048
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 5.86% 6/25/34 (f)	525,000	525,476
Class M2, 6.41% 6/25/34 (f)	160,000	160,832
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.83% 7/25/34 (f)	875,916	877,409
Class M2, 5.88% 7/25/34 (f)	150,000	150,310
Morgan Stanley ABS Capital I, Inc. Series 2004-NC2 Class M1, 5.88% 12/25/33 (f)	913,299	918,695
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.38% 11/25/32 (f)	1,038,917	1,040,442
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	1,750,000	365,791
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	355,120	352,357
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.85% 1/25/35 (f)	1,700,000	1,709,679
Class M4, 6.16% 1/25/35 (f)	3,650,000	3,678,809
Asset-Backed Securities - continued
	Principal Amount	Value
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (b)	$ 4,570,000	$ 4,580,354
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.86% 3/25/35 (f)	1,675,000	1,676,716
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.93% 11/25/34 (f)	685,000	688,563
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.69% 2/25/34 (f)	196,634	197,678
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	2,195,000	2,168,073
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	2,230,000	2,226,215
TOTAL ASSET-BACKED SECURITIES (Cost $95,175,700)		95,107,721
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 2.3%
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6109% 6/25/35 (f)	2,680,000	2,622,208
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.61% 1/25/35 (f)	2,269,972	2,273,716
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.66% 5/25/35 (f)	1,126,845	1,124,130
Series 2005-2 Class 6A2, 5.61% 6/25/35 (f)	449,108	449,826
Series 2005-3 Class 8A2, 5.57% 7/25/35 (f)	963,936	965,973
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.7% 4/25/34 (f)	274,256	274,451
Series 2004-AR5 Class 11A2, 5.7% 6/25/34 (f)	130,094	130,228
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.9925% 12/20/54 (b)(f)	2,200,000	2,199,934
Impac CMB Trust floater:
Series 2005-1:
Class M1, 5.79% 4/25/35 (f)	818,478	820,275
Class M2, 5.83% 4/25/35 (f)	1,413,238	1,416,100
Series 2005-2 Class 1A2, 5.64% 4/25/35 (f)	740,856	741,162
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9578% 11/25/35 (f)	760,000	756,253

	Principal Amount	Value
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (b)(f)	$ 2,226,861	$ 2,234,518
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	490,480	487,568
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 5.71% 2/25/30 (f)	1,730,650	1,732,959
Series 2005-B Class A2, 5.5475% 7/25/30 (f)	1,737,660	1,739,697
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	4,570,000	4,597,134
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.62% 7/25/35 (f)	1,723,491	1,724,973
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	360,811	364,889
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.78% 6/10/35 (b)(f)	1,162,522	1,172,411
Class B4, 6.98% 6/10/35 (b)(f)	1,040,151	1,049,426
Class B5, 7.58% 6/10/35 (b)(f)	710,691	719,313
Class B6, 8.08% 6/10/35 (b)(f)	418,884	422,721
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 5.8325% 2/20/35 (f)	1,295,409	1,299,372
Series 2005-2 Class A2, 5.7% 3/20/35 (f)	1,669,804	1,673,386
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.64% 7/25/35 (f)	3,179,709	3,191,505
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.6% 10/25/35 (f)	3,738,607	3,732,730
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1881% 10/20/35 (f)	605,000	601,396
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.52% 10/25/45 (f)	1,143,963	1,144,379
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.109% 6/25/35 (f)	4,715,462	4,600,642
Series 2005-AR12 Class 2A6, 4.3191% 7/25/35 (f)	5,018,410	4,941,779
Series 2005-AR4 Class 2A2, 4.5298% 4/25/35 (f)	4,025,893	3,952,746
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (f)	$ 2,046,584	$ 2,009,319
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	6,240,000	6,200,170
TOTAL PRIVATE SPONSOR		63,367,289
U.S. Government Agency - 2.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,400,000	3,539,136
Series 1999-57 Class PH, 6.5% 12/25/29	2,700,000	2,804,010
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.58% 10/25/35 (f)	2,978,334	2,969,236
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	10,947,442
Class KD, 4.5% 7/25/18	2,625,000	2,521,649
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	259,222	250,440
Series 2004-86 Class KC, 4.5% 5/25/19	1,167,127	1,137,424
Series 2004-91 Class AH, 4.5% 5/25/29	2,426,850	2,364,093
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,916,323
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,356,084
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,518,244
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,935,054
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,492,529
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,832,997
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,450,992
Series 3102 Class OH, 1/15/36 (i)	1,940,000	1,446,816

	Principal Amount	Value
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 2,206,894	$ 1,934,681
TOTAL U.S. GOVERNMENT AGENCY		63,417,150
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,007,227)		126,784,439
Commercial Mortgage Securities - 5.9%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	3,629	3,655
Series 1997-D5:
Class A2, 7.0828% 2/14/43 (f)	1,435,000	1,555,886
Class A3, 7.1328% 2/14/43 (f)	1,545,000	1,612,594
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-2 Class AAB, 5.9124% 5/10/45 (f)	2,100,000	2,159,086
Series 2006-5:
Class A2, 5.348% 9/1/47	8,745,000	8,780,560
Class A3, 5.43% 9/10/47	1,985,000	1,992,424
Banc of America Commercial Mortgage, Inc. Series 2005-1 Class A3, 4.877% 11/10/42	3,855,000	3,823,453
Banc of America Large Loan, Inc.:
floater:
Series 2005-ESHA:
Class E, 5.91% 7/14/20 (b)(f)	835,000	836,011
Class F, 6.08% 7/14/20 (b)(c)(f)	505,000	505,610
Class G, 6.21% 7/14/20 (b)(c)(f)	250,000	250,302
Class H, 6.43% 7/14/20 (b)(c)(f)	335,000	335,403
Series 2005-MIB1:
Class C, 5.64% 3/15/22 (b)(c)(f)	390,000	390,246
Class D, 5.69% 3/15/22 (b)(f)	395,000	395,255
Class F, 5.8% 3/15/22 (b)(f)	385,000	385,249
Class G, 5.86% 3/15/22 (b)(f)	250,000	250,162
Series 2006-ESH:
Class A, 6.19% 7/14/11 (b)(f)	1,277,778	1,276,901
Class B, 6.29% 7/14/11 (b)(f)	587,321	586,320
Class C, 6.44% 7/14/11 (b)(f)	1,276,209	1,275,334
Class D, 7.07% 7/14/11 (b)(f)	783,603	785,041
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.69% 4/25/34 (b)(f)	$ 617,709	$ 618,867
Class B, 7.23% 4/25/34 (b)(f)	61,771	62,389
Class M1, 5.89% 4/25/34 (b)(f)	61,771	61,964
Class M2, 6.53% 4/25/34 (b)(f)	61,771	62,427
Series 2004-3:
Class A1, 5.7% 1/25/35 (b)(f)	2,338,985	2,346,294
Class A2, 5.75% 1/25/35 (b)(f)	311,865	312,449
Class M1, 5.83% 1/25/35 (b)(f)	389,831	392,024
Class M2, 6.33% 1/25/35 (b)(f)	233,899	236,749
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,037,201
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	1,345,000	1,407,517
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,269,963
COMM:
floater Series 2002-FL7 Class D, 5.9% 11/15/14 (b)(f)	248,000	248,050
Series 2004-LBN2 Class X2, 1.1574% 3/10/39 (b)(f)(h)	6,505,437	191,220
Commercial Mortgage pass thru certificates:
floater Series 2005-FL11:
Class B, 5.58% 11/15/17 (b)(f)	716,049	716,265
Class E, 5.72% 11/15/17 (b)(f)	324,328	324,442
Class F, 5.78% 11/15/17 (b)(f)	294,844	294,933
sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (b)	2,745,000	2,768,390
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,384,673
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	1,949,473	1,969,482
Series 1999-C1 Class A2, 7.29% 9/15/41	5,169,253	5,395,267

	Principal Amount	Value
Series 2000-C1 Class A2, 7.545% 4/15/62	$ 1,600,000	$ 1,705,782
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,159,538
Class A4, 4.75% 1/15/37	3,035,000	2,926,888
Series 1997-C2 Class D, 7.27% 1/17/35	1,900,000	1,961,472
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,165,242
Class D, 7.17% 5/17/40	595,000	636,741
Series 2001-CKN5 Class AX, 1.0675% 9/15/34 (b)(f)(h)	28,462,053	1,585,032
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	264,650
Series 2004-C1 Class ASP, 1.0477% 1/15/37 (b)(f)(h)	32,628,363	917,464
Series 2005-C1 Class A3, 5.711% 2/15/39 (f)	3,895,000	3,955,112
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	4,940,000	5,081,294
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500,000	3,763,828
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	23,741	23,736
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,168,134
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,596,930
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,597,489
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	3,345,000	3,279,659
Series 1998-GLII Class E, 7.1907% 4/13/31 (f)	1,615,000	1,656,823
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	2,990,000	3,025,586
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay:
Series 2006-CB14 Class A3B, 5.671% 12/12/44 (f)	4,625,000	4,685,415
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	5,840,000	6,008,487
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,354,984
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	$ 2,180,374	$ 2,219,865
Series 2005-C3 Class A2, 4.553% 7/15/30	1,746,000	1,714,839
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,491,283
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,911,483
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	3,860,000	3,597,786
Class C, 4.13% 11/20/37 (b)	3,760,000	3,403,605
Merrill Lynch Mortgage Trust sequential pay:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	208,368
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,120,000	2,077,083
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	1,522,721	1,548,043
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,235,000	2,165,280
Series 2005-IQ9 Class X2, 1.1901% 7/15/56 (b)(f)(h)	27,028,747	1,121,490
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	2,212,538	2,892,736
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	7,200,000	7,294,709
Series 1:
Class D2, 6.992% 11/15/07 (b)	4,260,000	4,324,090
Class E2, 7.224% 11/15/07 (b)	2,550,000	2,593,146
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	752,838	769,340

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C6 Class A2, 4.498% 8/15/35	$ 3,595,000	$ 3,534,687
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	1,333,238	1,298,928
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $160,714,168)		160,987,105
Foreign Government and Government Agency Obligations - 0.7%

Israeli State 4.625% 6/15/13	985,000	927,021
United Mexican States:
5.875% 1/15/14	1,665,000	1,702,463
6.75% 9/27/34	3,535,000	3,747,100
7.5% 4/8/33	11,212,000	12,933,042
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,193,094)		19,309,626
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,837,856
Fixed-Income Funds - 15.6%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $428,100,596)	4,304,407	428,245,452
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $3,520,000)	$ 3,520,000	3,589,221
Cash Equivalents - 9.5%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.4%, dated 9/29/06 due 10/2/06 (Cost $260,439,000)	$ 260,556,093	$ 260,439,000
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $3,056,083,968)	3,051,383,004
NET OTHER ASSETS - (11.2)%	(308,158,999)
NET ASSETS - 100%	$ 2,743,224,005
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of
Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34

	Dec. 2034	$ 775,000	$ 7,938
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	465,000	4,421
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	465,000	4,660

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.35% and pay
Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/2/34

	Oct. 2034	$ 465,000	$ 5,480
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R Donnelley & Sons Co., 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,360,000	(52,633)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	2,035,000	(28,097)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	1,075,000	(3,240)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 465,000	$ 1,738
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	1,695
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	3,444
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	114

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 465,000	$ 711
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	925,826	644
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	723,882	381
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	58,600	359
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 770,000	$ (4,782)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	1,715,000	9,797
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	4,954
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	2,830,000	5,480
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	1,900,000	6,785

	Expiration Date	Notional Amount	Value
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	$ 2,420,000	$ 12,160
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	3,675,000	18,465
Receive quarterly notional amount multiplied by .40% and pay Goldman Sachs, upon each default even of one of the issues of Dow Jones CDX N.A Investment Grade 6 Index, par value of the proportional notional amount (e)	June 2011	1,000,000	1,573
Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (e)	June 2011	1,000,000	3,676
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	6,394
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	1,885,000	6,884
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 3,395,000	$ 12,073
Receive semi-annually notional amount multiplied by .61% and pay JP Morgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	4,290,000	22,160
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	13,159
TOTAL CREDIT DEFAULT SWAPS		39,853,308	66,393
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	July 2009	42,000,000	(1,261,512)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	(243,342)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	(276,389)
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	(354,688)

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	$ 1,500,000	$ (30,764)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	50,000,000	(457,325)
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	32,000,000	219,440
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	250,000	2,073
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	6,081
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	Sept. 2011	20,000,000	89,768
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	1,085,548
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	April 2011	15,000,000	347,058
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deustche Bank	April 2011	$ 32,000,000	$ 776,061
Receive semi-annually a fixed rate of 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	2,376,601
TOTAL INTEREST RATE SWAPS		400,300,000	2,278,610
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	Jan. 2007	20,000,000	111,617
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	23,200,000	127,461
TOTAL TOTAL RETURN SWAPS		43,200,000	239,078
		$ 483,353,308	$ 2,584,081
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $151,144,349 or 5.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,295,958.
(e) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 5,312,137
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 428,100,596	$ -	$ 428,245,452	5.0%
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,054,549,863. Net unrealized depreciation aggregated $3,166,859, of which $28,232,168 related to appreciated investment securities and $31,399,027 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006